EMPLOYEE BENEFITS OBLIGATIONS - Movement In Defined Benefit Pension Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	$ 109.7
Actuarial loss (gain) arising from:
Net defined benefit liability (asset), end of year	40.8	$ 109.7
Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	14.8
Current service cost	32.5	36.4
Interest cost	(24.1)	(16.9)
Actuarial loss (gain) arising from:
Net defined benefit liability (asset), end of year	(51.0)	14.8
Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	638.7	761.5
Current service cost	32.5	36.4
Interest cost	24.1	19.8
Past service cost	0.0	(5.9)
Actuarial loss (gain) arising from:
Experience adjustments	25.7	(2.4)
Economic assumptions	(104.6)	(93.8)
Demographic assumptions	2.5	0.0
Employee contributions	9.2	8.1
Pension benefits paid	(25.7)	(23.7)
Settlements	(11.7)	(60.3)
Foreign currency exchange differences	0.0	1.0
Net defined benefit liability (asset), end of year	590.7	638.7
Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	(623.9)	(641.9)
Interest cost	(24.1)	(16.9)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	(11.0)	18.2
Employer contributions	33.4	25.0
Employee contributions	(9.2)	(8.1)
Pension benefits paid	25.7	23.7
Settlements	11.7	60.3
Administrative costs	(0.6)	(1.1)
Foreign currency exchange differences	0.1	(1.1)
Net defined benefit liability (asset), end of year	(641.7)	(623.9)
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5.1	5.2
Interest cost	3.3	2.4
Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	94.9	102.6
Current service cost	5.1	5.2
Interest cost	3.3	2.4
Past service cost	0.2	0.3
Actuarial loss (gain) arising from:
Experience adjustments	4.9	(0.1)
Economic assumptions	(13.7)	(11.1)
Pension benefits paid	(3.5)	(3.7)
Foreign currency exchange differences	(0.6)	0.7
Net defined benefit liability (asset), end of year	91.8	94.9
Canadian | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	32.5	35.0
Interest cost	(23.9)	(16.4)
Canadian | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	631.8	687.0
Current service cost	32.5	35.0
Interest cost	23.9	19.2
Past service cost	0.0	0.0
Actuarial loss (gain) arising from:
Experience adjustments	25.5	(2.6)
Economic assumptions	(102.8)	(92.1)
Demographic assumptions	2.6	0.0
Employee contributions	9.2	7.8
Pension benefits paid	(25.5)	(22.5)
Settlements	(11.7)	0.0
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset), end of year	585.5	631.8
Canadian | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	(617.1)	(574.7)
Interest cost	(23.9)	(16.4)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	(10.1)	16.6
Employer contributions	33.0	25.1
Employee contributions	(9.2)	(7.8)
Pension benefits paid	25.5	22.5
Settlements	11.7	0.0
Administrative costs	(0.6)	(1.0)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset), end of year	(635.3)	(617.1)
Canadian | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.1	4.4
Interest cost	3.0	2.2
Canadian | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	82.6	88.6
Current service cost	4.1	4.4
Interest cost	3.0	2.2
Past service cost	0.0	0.0
Actuarial loss (gain) arising from:
Experience adjustments	5.5	0.3
Economic assumptions	(11.0)	(9.8)
Pension benefits paid	(2.9)	(3.1)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset), end of year	81.3	82.6
Foreign | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	1.4
Interest cost	(0.2)	(0.5)
Foreign | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	6.9	74.5
Current service cost	0.0	1.4
Interest cost	0.2	0.6
Past service cost	0.0	(5.9)
Actuarial loss (gain) arising from:
Experience adjustments	0.2	0.2
Economic assumptions	(1.8)	(1.7)
Demographic assumptions	(0.1)	0.0
Employee contributions	0.0	0.3
Pension benefits paid	(0.2)	(1.2)
Settlements	0.0	(60.3)
Foreign currency exchange differences	0.0	1.0
Net defined benefit liability (asset), end of year	5.2	6.9
Foreign | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	(6.8)	(67.2)
Interest cost	(0.2)	(0.5)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	(0.9)	1.6
Employer contributions	0.4	(0.1)
Employee contributions	0.0	(0.3)
Pension benefits paid	0.2	1.2
Settlements	0.0	60.3
Administrative costs	0.0	(0.1)
Foreign currency exchange differences	0.1	(1.1)
Net defined benefit liability (asset), end of year	(6.4)	(6.8)
Foreign | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.0	0.8
Interest cost	0.3	0.2
Foreign | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year	12.3	14.0
Current service cost	1.0	0.8
Interest cost	0.3	0.2
Past service cost	0.2	0.3
Actuarial loss (gain) arising from:
Experience adjustments	(0.6)	(0.4)
Economic assumptions	(2.7)	(1.3)
Pension benefits paid	(0.6)	(0.6)
Foreign currency exchange differences	(0.6)	0.7
Net defined benefit liability (asset), end of year	$ 10.5	$ 12.3